MERGER WITH SUPPORT - Summary of The Preliminary Allocation of The Purchase Price to The Identifiable Assets Acquired and (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Cash and cash equivalents	$ 27,113
Short-term investments	496
Accounts receivable	5,383
Prepaid expenses and other current assets	713
Property and equipment	1,349
Other long-term assets	383
Accounts payable	(117)
Accrued expenses and other current liabilities	(3,328)
Other long-term liabilities	(242)
Intangible assets	22,690
Deferred tax liability	(6,904)
Goodwill	46,349	$ 0
Total consideration	$ 93,885